Trade and other payables (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Trade and other payables [Line Items]
Trade payable	¥ 22,309	¥ 22,662
Accrued payroll	68,351	50,013
Amount due to third parties	50,844	41,188
Trade and other payables	141,504	113,863
Amount due to related parties	138,215	124,841
Total	¥ 279,719	¥ 238,704